Income Taxes	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Income Taxes

12. Income taxes

BVI

Under the current laws of the BVI, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no BVI withholding tax will be imposed.

US

Under the current Ohio state and US federal income tax, the Company’s Ohio subsidiaries are subject to the Ohio state’s Commercial Activity Tax (“CAT”) and federal income tax. The Ohio CAT is a business tax levied based on the gross receipts from sales. The federal income tax is based on a flat rate of 21% for the calendar year of 2025 (2024: 21%).

Canada

Under the current Canadian income tax, the Company’s Canadian subsidiaries are subject to a combined provincial and federal corporate income tax rate of 27%.

The Company’s provision for income taxes consists of the following:

	September 30, 2025	September 30, 2024	September 30, 2023
	US$	US$	US$
Current
Federal	-	-	-
State	910	18,186	11,590
Foreign	-	-	-
Total current	910	18,186	11,590
Deferred
Federal	5,054	(351,360)	280,549
State	(2,580)	(2,652)	(2,675)
Foreign	-	-	-
Total deferred	2,474	(354,012)	277,874
Total income tax (recovery)	3,384	(335,826)	289,464

Loss before provision for income taxes consists of the following:

	September 30, 2025	September 30, 2024	September 30, 2023
	US$	US$	US$
US	1,740,284	6,283,458	5,259,044
Foreign	782,945	623,552	1,521,354
Loss before income taxes	2,523,229	6,907,010	6,780,398

Income taxes paid consists of the following:

	September 30, 2025	September 30, 2024	September 30, 2023
	US$	US$	US$
Federal (national)	-	-	-
State and local	1,130	10,787	10,575
Foreign	-	-	-
Income taxes paid	1,130	10,787	10,575

Reconciliation of the differences between statutory tax rate and the effective tax rate

The Company operates in serval tax jurisdictions. Therefore, its income is subject to various rates of taxation. The income tax expense differs from the amount that would have resulted from applying the BVI statutory income tax rates to the Company’s pre-tax income as follows:

	September 30, 2025	September 30, 2024	September 30, 2023
	US$	US$	US$
Income (loss) before income tax expenses	(2,523,229)	(6,907,010)	(6,780,398)
BVI statutory income tax rate	-%	-%	-%
Income tax calculated at statutory rate	-	-	-
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	910	18,186	11,590
Change in deferred income tax assets due to use of loss carryforward or valuation allowance	2,474	(354,012)	277,874
Income tax expense	3,384	(335,826)	289,464
Effective tax rate	(0.13)%	4.86%	(4.27)%

Income tax receivable balance as of September 30, 2025 and 2024 represent amounts the Company expects to receive due to the Company overpayments of income taxes for its previous fiscal years.

The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities were as follows:

	September 30, 2025	September 30, 2024
Deferred income tax assets	US$	US$
Net operating losses	3,963,001	3,621,647
Lease liabilities	497,632	605,814
Ending Balance	4,460,633	4,227,461

	US$	US$
Deferred income tax liabilities
Intangible assets	(907,139)	(956,088)
Right-of-use assets	(457,168)	(598,114)
Ending Balance	(1,364,307)	(1,554,202)

Net deferred income tax assets (liabilities) before valuation allowance	3,096,326	2,673,259
Valuation allowance	(3,569,268)	(3,143,727)
Net deferred income tax assets (liabilities)	(472,942)	(470,468)

As of September 30, 2025, the Company had $3,051,317 unrecognized net operation loss in US that can be carried forward indefinitely and had $911,684 unrecognized non-capital loss in Canada that can be carried forward for 20 years until 2044 to 2045.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions.